Fixed assets (Tables)	12 Months Ended
Dec. 31, 2022
Fixed assets
Schedule of gains (losses) on disposal of fixed assets

(in millions of euros)	2022	2021	2020

Transfer price	347	163	444
Net book value of assets sold	(187)	(111)	(223)
Proceeds from the disposal of fixed assets (1)	159	52	221

(1)	In 2022, gains (losses) on disposal of fixed assets related to the sale and leaseback transactions amount to 14 million euros and includes property asset disposals in Poland. In 2021, included property asset disposals in France for 10 million euros.

In 2020, included property asset disposals in France and mobile site disposal in Spain for 143 million euros.

Schedule of impairment of fixed assets

(in millions of euros)	2022	2021	2020
Mobile Financial Services(1)	(21)	—	—
Enterprise	(20)	—	—
France	(15)	(1)	(15)
Poland	(2)	(11)	(7)
International Carriers & Shared Services	—	(2)	(7)
Other	1	(2)	(1)
Total of impairment of fixed assets	(56)	(17)	(30)

(1)The impairment of fixed assets resulting from impairment tests on Cash-Generating Units (CGUs) are described in Note 7.1.

Schedule of other assumptions that affect the assessment of the recoverable amount

	December 31,	December 31,	December 31,
	2022	2021	2020
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.4%	1.3%	1.2%
Post-tax discount rate	8.2%	7.7%	6.9%
Pre-tax discount rate	10.5%	9.8%	8.3%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Schedule of other intangible assets, information on telecommunication licenses, and capitalized expenditure on intangible assets

	December 31, 2022				December 31,	December 31,
					2021	2020
	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
(in millions of euros)		amortization
Telecommunications licenses	12,688	(5,773)	(46)	6,869	6,691	6,322
Software	14,235	(9,887)	(69)	4,280	4,331	4,288
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,085	(136)	(889)	60	69	78
Customer bases	5,270	(5,009)	(15)	246	346	469
Other intangible assets	2,276	(1,715)	(203)	358	370	844
Total	38,686	(22,519)	(1,221)	14,946	14,940	15,135

(in millions of euros)	2022	2021	2020
Net book value of other intangible assets - in the opening balance	14,940	15,135	14,737
Acquisitions of other intangible assets	2,678	2,842	2,935
o/w telecommunications licenses(1)	1,060	926	969
Impact of changes in the scope of consolidation(2)	35	(888)	31
Disposals	(5)	(4)	(4)
Depreciation and amortization	(2,418)	(2,363)	(2,309)
Impairment	(33)	(40)	(24)
Translation adjustment	(245)	92	(176)
Reclassifications and other items(3)	(7)	165	(55)
Net book value of other intangible assets - in the closing balance	14,946	14,940	15,135

(1)	In 2022, mainly includes the acquisition of the 5G licenses in Romania for 319 million euros and in Belgium for 213 million euros, and for the 2600 MHz band license in Egypt for 311 million euros. In 2021, included the acquisition of the 5G license in Spain for 611 million euros and the renewals in France of the 2G licenses for 207 million euros and the 3G licenses for 57 million of euros. In 2020, included to the acquisition of the 5G license in France for 875 million euros and in Slovakia for 37 million euros.
(2)	In 2021, mainly included the effects of the loss of sole control over Orange Concessions.
(3)	In 2021, mainly included incentive bonus fees on penetration rates and business continuity payable by the Public Initiative Networks to the local authorities for 195 million euros.

Internal costs capitalized as intangible assets

Internal costs capitalized as intangible assets include to labor expenses and amount to 418 million euros in 2022, 399 million euros in 2021 and 405 million euros in 2020.

Information on telecommunications licenses at December 31, 2022

Orange’s principal commitments under licenses awarded are disclosed in Note 16.

(in millions of euros)	Gross value	Net book value	Residual useful life(1)
5G (2 licenses)	876	754	12.8 and 14.4
LTE (5 licenses)	2,187	1,356	8.8 to 14.4
UMTS (3 licenses)	342	155	7.4 to 13.9
GSM (2 licenses)	208	171	8.3 and 13.9
France	3,613	2,436
5G (4 licenses)	1,041	956	8.0 and 18.7
LTE (3 licenses)	545	279	8.0 to 8.3
GSM (2 licenses)	285	98	9.0
Spain	1,871	1,333
LTE (6 licenses)	1,200	459	4.7 to 15
UMTS (1 license)	76	33	6.6
Poland	1,276	492
LTE (2 license)	543	429	9.0 and 11.0
UMTS (1 license)	103	27	9.0
GSM (2 licenses)	291	67	9.0
Egypt	937	523
LTE (1 license)	59	40	13.0
UMTS (1 license)	28	9	10.0
GSM (1 license)	725	135	10.0
Morocco	812	184
5G (1 license)	319	319	25.0
LTE (1 license)	184	77	6.3
UMTS (1 license)	100	47	8.0
GSM (1 license)	292	91	6.3
Romania	895	534
5G (1 license)	66	66	25.0
LTE (1 license)	94	48	17.4
UMTS (3 licenses)	151	66	12.2 à 20.3
GSM (1 license)	203	78	16.3
Jordan	514	258
5G (2 licenses)	236	230	17.3 to 19.7
LTE (2 licenses)	140	74	4.4 and 10.9
Belgium	376	304
5G (3 licenses)	54	51	2.7 to 20.3
LTE (3 licenses)	76	31	2.7 to 6
UMTS (1 license)	46	8	3.7
GSM (1 license)	66	9	3.0
Slovensko	242	99
Other	2,152	706
Total	12,688	6,869

(1)	In number of years, at December 31, 2022.

Schedule of property, plant and equipment

	December 31, 2022				December 31,	December 31,
					2021	2020
(in millions of euros)	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
		amortization
Networks and devices	99,243	(70,757)	(398)	28,088	27,155	25,825
Land and buildings	8,156	(5,624)	(233)	2,299	2,117	2,018
IT equipment	3,943	(3,149)	(1)	793	784	801
Other property, plant and equipment	1,731	(1,265)	(6)	460	428	431
Total property, plant and equipment	113,073	(80,795)	(639)	31,640	30,484	29,075

(in millions of euros)	2022	2021	2020
Net book value of property, plant and equipment - in the opening balance	30,484	29,075	28,423
Acquisitions of property, plant and equipment	6,329	5,947	5,848
o/w financed assets	229	40	241
Impact of changes in the scope of consolidation (1)	262	130	0
Disposals and retirements	(181)	(102)	(154)
Depreciation and amortization (2)	(4,725)	(4,796)	(4,880)
o/w fixed assets	(4,618)	(4,712)	(4,825)
o/w financed assets	(107)	(84)	(55)
Impairment	(23)	(5)	(6)
Translation adjustment	(291)	129	(319)
Reclassifications and other items (3)	(216)	105	164
Net book value of property, plant and equipment - in the closing balance	31,640	30,484	29,075

(1)In 2022, includes 261 million euros for the purchase price allocation of Telekom Romania Communications (see Note 3.2)

Mainly related, in 2021, to the effects of the acquisition of Telekom Romania Communications and the loss of sole control over the FiberCo in Poland (see Note 3.2).

(2)In 2022, includes the effect of the extension of the amortization period of the copper network in France, resulting in a decrease in depreciation and amortization of 135 million euros.
(3)In 2022, mainly includes the effect of the increase in discount rates on dismantling assets (see Note 8.7).

Schedule of reconciliation of fixed asset payable

(in millions of euros)	2022	2021	2020
Fixed assets payable - in the opening balance	4,481	4,640	3,665
Business related variations	124	(206)	1,002
o/w telecommunication licences payable(1)	51	143	618
Changes in the scope of consolidation(2)	—	(199)	—
Translation adjustment	(54)	31	(50)
Reclassifications and other items(3)	30	216	23
Fixed assets payable - in the closing balance	4,581	4,481	4,640
o/w long-term fixed assets payable	1,480	1,370	1,291
o/w short-term fixed assets payable	3,101	3,111	3,349

(1)	In 2022, includes 241 million euros relating to the acquisition of the 5G license in Romania, and (153) million euros paid out for 5G licenses in France. In 2021, included 192 million euros relating to the acquisition of 5G in Spain and (150) million euros paid out for the 5G license in France. Included, in 2020, 725 million euros for the acquisition of the 5G license in France.
(2)	Included (241) million euros in 2021 resulting from the loss of exclusive control of Orange Concessions (see Note 3.2).
(3)	In 2021, mainly included incentive bonus fees on penetration rates and business continuity payable by the Public Initiative Networks to the local authorities for 195 million euros.

Schedule of reconciliation of provisions for dismantling

(in millions of euros)	2022	2021	2020
Dismantling provisions - in the opening balance	897	901	827
Provision reversal with impact on income statement	—	—	—
Discounting with impact on income statement	36	11	2
Utilizations without impact on income statement	(20)	(18)	(12)
Changes in provision with impact on assets(1)	(221)	3	79
Changes in the scope of consolidation	—	—	—
Translation adjustment	(5)	—	(10)
Reclassifications and other items	10	—	16
Dismantling provisions - in the closing balance	696	897	901
o/w non-current provisions	670	876	885
o/w current provisions	26	21	16

(1)Mainly includes the effect of the increase in discount rates in 2022.